Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Cash and cash equivalents	$ 25,929	$ 32,056	$ 25,296	$ 32,675